Prepaid Expenses and Other Current Assets, Net (Tables)	6 Months Ended
Jun. 30, 2025
Prepaid Expenses and Other Current Assets, Net [Abstract]
Schedule of Prepaid Expenses and Other Current Assets, Net

Prepaid expenses and other current assets, net consist of the following:

	As of December 31,	As of June 30,
	2024	2025
	RMB	RMB
		(Unaudited)
Deductible input tax	4,355	5,689
Prepaid expenses (1)	1,504	823
Deposits	106	293
Receivable from third party	5,490	2,723
Others	160	93
Subtotal	11,615	9,621
Less: Allowance for credit losses (2)	(546)	(546)
Total prepaid expenses and other current assets, net	11,069	9,075

(1)	Prepaid expenses mainly represent prepaid commissions for promotion services, rent, communication expenses, maintenance premiums, and other expenses related to the daily operation of the enterprise.

(2)	The credit loss provision primarily includes advertising expenses that cannot be recovered and compensation claims. No additional provision was made for six months ended June 30, 2024 and 2025.